Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 49,696	$ 54,277
Non-current assets	51,297	44,452
Canada
Disclosure of geographical areas [line items]
Revenue	23,789	26,791
Non-current assets	47,641	37,006
United States
Disclosure of geographical areas [line items]
Revenue	24,895	26,333
Non-current assets	2,514	5,902
China
Disclosure of geographical areas [line items]
Revenue	1,012	1,153
Non-current assets	939	1,249
Indonesia
Disclosure of geographical areas [line items]
Non-current assets	$ 203	$ 295